Quarterly Financial Information - Schedule of Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Total Operating Revenue	$ 1,067	$ 1,402	$ 1,070	$ 1,136	$ 1,062	$ 1,431	$ 1,185	$ 1,334	$ 4,675	$ 5,012	$ 5,460
Total Operating Expenses	954	1,150	934	1,010	959	1,239	985	1,195	4,048	4,378	4,883
Operating Income	113	252	136	126	103	192	200	139	627	634	577
Other Expenses	(58)	(60)	(55)	(57)	(62)	(60)	(53)	(53)	(230)	(228)	(460)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE	55	192	81	69	41	132	147	86	397	406	117
Income Tax Expense (Benefit) Related to Continuing Operations	13	88	28	9	11	54	53	30	138	148	(2)
Net income from continuing operations	42	104	53	60	30	78	94	56	259	258	119
Income (Loss) From Discontinued Operations, net of taxes	1	8	9	8	(11)	2		8	26	(1)	(87)
Net income	$ 43	$ 112	$ 62	$ 68	$ 19	$ 80	$ 94	$ 64	$ 285	$ 257	$ 32
Basic Earnings Per Share of Common Stock
Earnings Per Share of Common Stock from Continuing Operations	$ 0.18	$ 0.46	$ 0.23	$ 0.27					$ 1.13	$ 1.14	$ 0.53
Earnings Per Share of Common Stock from Discontinued Operations		$ 0.03	$ 0.04	$ 0.03					$ 0.12		$ (0.39)
Basic earnings per share of common stock	$ 0.18	$ 0.49	$ 0.27	$ 0.30					$ 1.25	$ 1.14	$ 0.14
Diluted Earnings Per Share of Common Stock
Earnings Per Share of Common Stock from Continuing Operations	$ 0.18	$ 0.45	$ 0.23	$ 0.27					$ 1.12	$ 1.14	$ 0.53
Earnings Per Share of Common Stock from Discontinued Operations		$ 0.04	$ 0.04	$ 0.03					$ 0.12		$ (0.39)
Diluted earnings per share of common stock	$ 0.18	$ 0.49	$ 0.27	$ 0.30					$ 1.24	$ 1.14	$ 0.14
Cash Dividends Per Share of Common Stock	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 1.08	$ 1.08	$ 1.08
Basic and Diluted Earnings Per Share of Common Stock
Earnings Per Share of Common Stock from Continuing Operations					$ 0.13	$ 0.35	$ 0.41	$ 0.25		$ 1.14
Earnings (Loss) Per Share of Common Stock from Discontinued Operations					$ (0.05)		$ 0.01	$ 0.03
Basic and Diluted Earnings Per Share of Common Stock					$ 0.08	$ 0.35	$ 0.42	$ 0.28		$ 1.14